Summary of Fair Value of Financial Instruments (Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities measured at fair value:
Marketable securities, Carrying value	$ 437	$ 14,591		$ 21,816
Marketable securities, Estimated fair value	437	14,591		21,816
Derivative assets, net, Carrying value	1,629	1,691		2,396
Derivative assets, net, Estimated fair value	1,629	1,691		2,396
Derivative liabilities, net, Carrying value	350	42		50
Financial assets not measured at fair value:
Cash and cash equivalents, Carrying value	240,316	262,636	$ 242,561	319,210	$ 354,805	$ 347,091
Cash and cash equivalents, Estimated fair value	240,316	262,636		319,210
Restricted cash, Carrying value	126,649	135,571	152,151	120,602	116,787	$ 144,014
Restricted cash, Estimated fair value	126,649	135,571		120,602
Accounts receivable, Carrying value	29,129	39,638
Accounts receivable, Estimated fair value	29,129	39,638		37,060
Notes receivable, net, Carrying value	7,844	7,709		0
Notes receivable, net, Estimated fair value				0
Due from related party, net, Carrying value	4,399	3,019		0
Due from related party, net, Estimated fair value	4,399	3,019		0
Due from third-party hotel managers, Carrying value	19,183	17,368		21,760
Due from third party hotel managers, Estimated fair value	19,183	17,368		21,760
Financial liabilities not measured at fair value:
Indebtedness, Carrying Value	4,116,315	4,124,658		3,967,530
Accounts payable and accrued expenses, Carrying value	135,993	134,341		136,757
Accounts payable and accrued expenses, Estimated fair value	135,993	134,341		136,757
Dividends payable, Carrying value	11,740	20,849	$ 27,552	26,794	$ 25,045
Dividends payable, Estimated fair value	11,740	20,849		26,794
Due to Ashford Inc., net, Carrying value	5,229	6,570		23,034
Due to Ashford Inc., net, Estimated fair value	5,229	6,570		23,034
Due to third-party hotel managers, Carrying value	3,021	2,509		2,529
Due to third-party hotel managers, Estimated fair value	3,021	2,509		2,529
Minimum
Financial assets not measured at fair value:
Notes receivable, net, Estimated fair value	7,452	7,323
Financial liabilities not measured at fair value:
Indebtedness, Estimated fair value	3,771,655	3,881,453		3,773,343
Maximum
Financial assets not measured at fair value:
Notes receivable, net, Estimated fair value	8,236	8,095
Financial liabilities not measured at fair value:
Indebtedness, Estimated fair value	$ 4,168,669	$ 4,290,027		$ 4,170,538